NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details)																													12 Months Ended
	Dec. 29, 2017 $ / shares shares	Dec. 22, 2017 $ / shares shares	Nov. 24, 2017 $ / shares shares	Nov. 08, 2017 $ / shares shares	Nov. 06, 2017 $ / shares shares	Nov. 03, 2017 $ / shares shares	Oct. 11, 2017 $ / shares shares	Sep. 18, 2017 $ / shares shares	Aug. 18, 2017 $ / shares shares	Jul. 13, 2017 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 20, 2017 $ / shares shares	May 17, 2017 $ / shares shares	Apr. 06, 2017 $ / shares shares	Mar. 31, 2017 $ / shares shares	Mar. 15, 2017 $ / shares shares	Mar. 10, 2017 $ / shares shares	Feb. 10, 2017 $ / shares shares	Feb. 09, 2017 $ / shares shares	Feb. 08, 2017 $ / shares shares	Dec. 29, 2016 shares	Dec. 22, 2016 $ / shares shares	Dec. 16, 2016 $ / shares shares	Nov. 23, 2016 $ / shares shares	Oct. 28, 2016 $ / shares shares	May 05, 2015 $ / shares shares	Jul. 15, 2014 USD ($) $ / shares shares	Jan. 09, 2013 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Agreement Term																10 years
Class of Warrant or Rights, Granted																												1,330,627	4,479,974	2,049,504
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																												$ 2.61
Number of Directors																											8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		105,898	300,000	475,000																130,000	5,000	150,000							1,680,898	905,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share) | $ / shares		$ 1.37	$ 1.50	$ 1.57																$ 1.55
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years	10 years	10 years																10 years	10 years	10 years
Parking Space Leases [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals (in Dollars) | $																													$ 978
Warrants at $1.50 [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Class of Warrant or Rights, Granted	230,334				206,668	780,506	193,334	51,668	175,500	133,501	108,334	10,000	186,957	288,300	157,250	630,000	197,159	300,628	45,001			115,000	456,668	50,002	173,284	6,667
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 1.50				$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50			$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50			$ 1.50
Minimum [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Royalty Percentage of Net Sales																1.00%
Maximum [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Royalty Percentage of Net Sales																2.00%
Chief Executive Officer [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period																											3 years
Chief Executive Officer [Member] | Employee Agreement [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																											1,265,769
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share) | $ / shares																											$ 2.21
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																											10 years
Chief Executive Officer [Member] | Employee Agreement [Member] | Minimum [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Qualified Financing Amount (in Dollars) | $																											$ 3,500,000
Chief Executive Officer [Member] | Employee Agreement [Member] | Maximum [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment (in Dollars) | $																											$ 325,000
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche One [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																											542,473
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Two [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																											180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Three [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																											180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Four [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																											180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Five [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																											180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Options Vesting in Eleven Equal Installments [Member] | Share-based Compensation Award, Tranche One [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																											45,206
Chief Executive Officer [Member] | Employee Agreement [Member] | Final Installment of Vested Options [Member] | Share-based Compensation Award, Tranche One [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																											45,207
Annual Salary [Member] | Chief Executive Officer [Member] | Employee Agreement [Member] | Minimum [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment (in Dollars) | $																											$ 275,000
Signing Bonus [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment (in Dollars) | $																											$ 30,000